UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2006

Check here if Amendment [_]   Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               COMPASS GROUP LLC

Address             126 E. 56TH ST. 19TH FL.
                    NEW YORK, NY 10022

13F File Number:    28-11282

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     ALEX SILBERWASSER
Title:    CHIEF OPERATING OFFICER
Phone:    212-355-5111

Signature, Place, and Date of Signing:

/s/ ALEX SILBERWASSER NEW YORK, NY FEBRUARY 15, 2007

Report Type:

[X]   13F HOLDINGS REPORT.
[_]   13F NOTICE.
[_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $0


List of Other Included Managers:

No.     13F File Number         Name
             None

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FORM 13 F INFORMATION TABLE



























 VALUE
SHARES/
SH/
PUT/
INVESTMT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
TITTLE OF CLASS
CUSIP
 (X$1000)
PRN AMT
PRN
CALL
DSCRETN
MANAGERS
SOLE
SHARED
NONE
















































































































































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